Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2025, 2024 and 2023:

	2025		2024		2023
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in million pesos)
Net income attributable to equity holders of PLDT from:
Continuing operations	28,662	28,662	30,695	30,695	25,330	25,330
Discontinued operations	—	—	—	—	(41)	(41)
Consolidated net income attributable to common shares	28,662	28,662	30,695	30,695	25,289	25,289
Dividends on preferred shares (Note 19)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	28,603	28,603	30,636	30,636	25,230	25,230

	(in thousands, except per share amounts which are in pesos)
Outstanding common shares at beginning of year	216,056	216,056	216,056	216,056	216,056	216,056
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056

EPS from continuing operations	132.38	132.38	141.80	141.80	116.96	116.96
EPS from discontinued operations	—	—	—	—	(0.19)	(0.19)
EPS attributable to common equity holders of PLDT	132.38	132.38	141.80	141.80	116.77	116.77